Earnings per share (Details) - USD ($)	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Earnings Per Share [Abstract]
Net income (loss)	$ (11,781,618)	$ (9,500,741)	$ (2,414,626)	$ (2,217,120)	$ (21,282,359)	$ (4,631,746)	$ (15,866,786)	$ (9,625,942)	$ (7,685,519)
Net loss per share basic	$ (0.05)		$ (0.01)		$ (0.09)	$ (0.02)
Net loss per share diluted	$ (0.05)		$ (0.01)		$ (0.09)	$ (0.02)
Weighted-average number of shares outstanding - basic	248,989,790		220,000,000		234,574,977	220,000,000
Weighted-average number of shares outstanding - diluted	248,989,790		220,000,000		234,574,977	220,000,000